UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Thunderstorm Value Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.27%

Administrative and Support Services - 2.19%
Mantech International Corp. (a)	6,500	$230,035

Ambulatory Health Care Services - 2.11%
Amedisys, Inc. (a)	9,600	221,952

Animal Production - 1.98%
Cal-Maine Foods, Inc.	7,000	207,760

Chemical Manufacturing - 7.14%
Endo Pharmaceuticals Holdings, Inc. (a)	9,700	263,549
Innophos Holdings, Inc.	7,000	204,190
Merck & Co., Inc.	8,000	281,280
		749,019
Computer and Electronic Product Manufacturing - 11.04%
Garmin Ltd. (b)	11,300	300,693
GT Solar International, Inc. (a)	36,000	278,280
KNOW IT AB (b)	13,700	105,648
Sparton Corp. (a)	31,000	160,270
Western Digital Corp. (a)	13,000	313,950
		1,158,841
Construction of Buildings - 1.35%
Helbor Empreendimentos SA (b)	15,000	141,352

Credit Intermediation and Related Activities - 1.52%
Cullen/Frost Bankers, Inc.	3,106	159,182

Electrical Equipment, Appliance, and Component Manufacturing - 2.20%
Powell Industries, Inc. (a)	8,100	230,526

Insurance Carriers and Related Activities - 4.12%
Arch Capital Group Ltd. (a)(b)	3,200	255,360
HCC Insurance Holdings, Inc.	7,000	176,610
		431,970
Machinery Manufacturing - 5.69%
Baldwin Technology Co. (a)	70,000	87,500
Esterline Technologies Corp. (a)	7,900	363,400
United Tractors Tbk PT (b)	72,000	146,630
		597,530
Management of Companies and Enterprises - 6.23%
Goldman Sachs Group, Inc.	1,580	216,365
Jardine Matheson Holdings Ltd. (b)	10,081	437,516
		653,881
Merchant Wholesalers, Durable Goods - 3.57%
Dorman Products, Inc. (a)	16,000	375,200

Merchant Wholesalers, Nondurable Goods - 1.12%
Grazziotin SA (b)	15,000	117,651

Mining (except Oil and Gas) - 3.44%
Cliffs Natural Resources, Inc.	5,900	361,021

Motor Vehicle and Parts Dealers - 1.71%
Astra International Tbk PT (b)	34,000	179,126

Nonmetallic Mineral Product Manufacturing - 0.86%
China Advanced Construction Materials Group, Inc. (a)(b)	25,000	90,250

Oil and Gas Extraction - 4.54%
CNOOC Ltd. (b)	276,000	476,868

Professional, Scientific, and Technical Services - 2.84%
Boots & Coots, Inc. (a)	100,000	298,000

Support Activities for Mining - 7.52%
Oceaneering International Group, Inc. (a)	6,600	330,066
Rowan Cos, Inc. (a)	5,000	128,550
Transocean Ltd. (a)	6,500	330,850
		789,466
Textile Mills - 3.09%
Texwinca Holdings Ltd. (b)	328,000	324,258

Transportation Equipment Manufacturing - 6.09%
Elbit Systems Ltd. (b)	3,100	153,264
General Dynamics Corp.	6,600	368,742
NGK Spark Plug Co. Ltd. (b)	10,000	117,010
		639,016
Utilities - 0.92%
Mirant Corp. (a)	10,000	97,000

TOTAL COMMON STOCKS (Cost $7,908,716)		8,529,904
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.80%
Money Market Funds - 15.80%
AIM Liquid Assets Portfolio	1,000,000	1,000,000
AIM STIT-STIC Prime Portfolio	657,839	657,839
TOTAL SHORT TERM INVESTMENTS (Cost $1,657,839)		1,657,839

Total Investments (Cost $9,566,555) - 97.07%		10,187,743
Other Assets in Excess of Liabilities - 2.93%		307,769
TOTAL NET ASSETS - 100.00%		$10,495,512

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 9,566,555
	Gross unrealized appreciation	1,376,493
	Gross unrealized depreciation	(755,305)
	Net unrealized appreciation	$ 621,188

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity	$8,529,904			$8,529,904
Short-Term Investments	$1,657,839			$1,657,839

Total Investments in Securities	$10,187,743			$10,187,743

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010